Scudder Investments VIT Funds

Scudder Real Estate Securities Portfolio

Scudder VIT Equity 500 Index Fund

Scudder VIT Small Cap Index Fund

Supplement to the currently effective statement of additional information for the fund and the portfolios listed above:

Effective February 6, 2006, Scudder Investments will change its name to DWS Scudder and the Scudder funds will be renamed DWS funds.

The new fund and portfolio names will be as follows:

Current Fund Name / Current Portfolio Name	New Fund / New Portfolio Name, effective February 6, 2006

Scudder Investments VIT Funds	DWS Investments VIT Funds
Scudder Real Estate Securities Portfolio	DWS RREEF Real Estate Securities VIP
Scudder VIT Equity 500 Index Fund	DWS Equity 500 Index VIP
Scudder VIT Small Cap Index Fund	DWS Small Cap Index VIP

Also effective February 6, 2006, the Scudder service providers to the funds will change their names. The new service provider names will be as follows:

Current Name	New Name, effective February 6, 2006

Scudder Distributors, Inc.	DWS Scudder Distributors, Inc.
Scudder Fund Accounting Corporation	DWS Scudder Fund Accounting Corporation
Scudder Investments Service Company	DWS Scudder Investments Service Company
Scudder Service Corporation	DWS Scudder Service Corporation
Scudder Trust Company	DWS Trust Company

Please Retain this Supplement for Future Reference

January 23, 2006